SUPPLEMENT TO THE
ADMINISTRATOR PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Absolute Return Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Class-Level Administration Fee Change

Effective immediately, to reflect a change to the class-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1] [2]

Management Fees[3]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses[4]	0.55%
Acquired Fund Fees and Expenses[5]	0.21%
Total Annual Fund Operating Expenses	1.44%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[6]	1.42%
1.	The Annual Fund Operating Expenses table and the Example of Fund Expenses table below reflect the aggregate expenses of both the Fund and the MF share class of GMO Benchmark-Free Allocation Fund.
2.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3.	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
4.	Includes purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund determined by dividing total purchase premiums and redemption fees paid during the period by the average net assets of the Fund.
5.	These indirect expenses include interest expense that may be incurred by certain underlying funds.
6.	The Adviser has contractually committed through August 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.57% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, the Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

After:
1 Year	$145
3 Years	$454
5 Years	$785
10 Years	$1,722
July 1, 2015	SUP002

SUPPLEMENT TO THE
CLASS R6 PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Absolute Return Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Class R6 Eligibility Changes

Effective immediately, the following sentence is added to the Fund's introductory paragraph in the sections entitled "Fund Summary - Purchase and Sale of Fund Shares" and "How to Buy Shares" for the Class R6 shares:

"Class R6 shares also are available to Funds of Funds managed by Funds Management."

July 1, 2015	SUP004

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Absolute Return Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Class-Level Administration Fee Change

Effective immediately, to reflect a change to the class-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1] [2]

Management Fees[3]	0.68%
Distribution (12b-1) Fees	0.00%
Other Expenses[4]	0.30%
Acquired Fund Fees and Expenses[5]	0.21%
Total Annual Fund Operating Expenses	1.19%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[6]	1.18%
1.	The Annual Fund Operating Expenses table and the Example of Fund Expenses table below reflect the aggregate expenses of both the Fund and the MF share class of GMO Benchmark-Free Allocation Fund.
2.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3.	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
4.	Includes purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund determined by dividing total purchase premiums and redemption fees paid during the period by the average net assets of the Fund.
5.	These indirect expenses include interest expense that may be incurred by certain underlying funds.
6.	The Adviser has contractually committed through August 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.33% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, the Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

After:
1 Year	$120
3 Years	$377
5 Years	$653
10 Years	$1,442

III. Institutional Class Eligibility Changes

Effective immediately, the Fund's Minimum Investments table with respect to Institutional Class shares in the section entitled "Fund Summary - Purchase and Sale of Fund Shares" is hereby replaced with the following:

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

In addition, the bulleted list in the section entitled "How to Buy Shares" is hereby replaced with the following:

■

Employee benefit programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

■

Endowments, non-profits and charitable organizations who invest a minimum initial amount of $500,000 in a Fund;

■

Any other institutions or customers of financial intermediaries who invest a minimum initial amount of $1 million in a Fund;

■

Individual investors who invest a minimum initial amount of $1 million directly with a Fund; and

■

Certain investors and related accounts as detailed in a Fund's Statement of Additional Information.

July 1, 2015	SUP003

SUPPLEMENT TO THE
CLASS A and CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Absolute Return Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Class-Level Administration Fee Change

Effective immediately, to reflect a change made as a result of the change to the class-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1] [2]
	Class A	Class C
Management Fees[3]	0.68%	0.68%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses[4]	0.63%	0.63%
Acquired Fund Fees and Expenses[5]	0.21%	0.21%
Total Annual Fund Operating Expenses	1.52%	2.27%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[6]	1.52%	2.27%
1.	The Annual Fund Operating Expenses table and the Example of Fund Expenses table below reflect the aggregate expenses of both the Fund and the MF share class of GMO Benchmark-Free Allocation Fund.
2.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3.	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
4.	Includes purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund determined by dividing total purchase premiums and redemption fees paid during the period by the average net assets of the Fund.
5.	These indirect expenses include interest expense that may be incurred by certain underlying funds.
6.	The Adviser has contractually committed through August 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.71% for Class A and 1.46% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes

In addition, the Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$721	$330	$230
3 Years	$1,028	$709	$709
5 Years	$1,356	$1,215	$1,215
10 Years	$2,283	$2,605	$2,605
July 1, 2015	SUP001